Distribution Date:	03/17/26	Wells Fargo Commercial Mortgage Trust 2024-5C1
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	6			trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Mortgage Loan Detail (Part 2)	15-16
		Special Servicer	Argentic Services Company LP
Principal Prepayment Detail	17
			Attention: Andrew Hundertmark	ahundertmark@argenticservices.com;
Historical Detail	18			jmayfield@argenticservices.com
Delinquency Loan Detail	19		740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	20	Representations Reviewer
Specially Serviced Loan Detail - Part 1	21		Attention: Transaction Manager	notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	23	Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	95003VAA6	5.227000%	9,386,000.00	5,279,151.97	201,930.28	22,995.11	0.00	0.00	224,925.39	5,077,221.69	30.18%	30.00%
A-2	95003VAB4	5.454000%	66,497,000.00	66,497,000.00	0.00	302,228.86	0.00	0.00	302,228.86	66,497,000.00	30.18%	30.00%
A-3	95003VAC2	5.928000%	436,423,000.00	436,423,000.00	0.00	2,155,929.62	0.00	0.00	2,155,929.62	436,423,000.00	30.18%	30.00%
A-S	95003VAF5	6.520000%	68,612,000.00	68,612,000.00	0.00	372,791.87	0.00	0.00	372,791.87	68,612,000.00	20.75%	20.63%
B	95003VAG3	6.821000%	37,509,000.00	37,509,000.00	0.00	213,207.41	0.00	0.00	213,207.41	37,509,000.00	15.59%	15.50%
C	95003VAH1	6.804192%	28,359,000.00	28,359,000.00	0.00	160,800.07	0.00	0.00	160,800.07	28,359,000.00	11.69%	11.63%
D	95003VAN8	4.250000%	17,382,000.00	17,382,000.00	0.00	61,561.25	0.00	0.00	61,561.25	17,382,000.00	9.30%	9.25%
E	95003VAQ1	4.250000%	8,234,000.00	8,234,000.00	0.00	29,162.08	0.00	0.00	29,162.08	8,234,000.00	8.17%	8.13%
F	95003VAS7	4.250000%	16,467,000.00	16,467,000.00	0.00	58,320.62	0.00	0.00	58,320.62	16,467,000.00	5.91%	5.88%
G-RR	95003VAU2	6.884192%	10,978,000.00	10,978,000.00	0.00	62,978.88	0.00	0.00	62,978.88	10,978,000.00	4.40%	4.38%
J-RR*	95003VAW8	6.884192%	32,019,359.00	32,019,359.00	0.00	150,944.98	0.00	0.00	150,944.98	32,019,359.00	0.00%	0.00%
R	95003VAY4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			731,866,359.00	727,759,510.97	201,930.28	3,590,920.75	0.00	0.00	3,792,851.03	727,557,580.69

X-A	95003VAD0	1.025496%	512,306,000.00	508,199,151.97	0.00	434,296.84	0.00	0.00	434,296.84	507,997,221.69
X-B	95003VAE8	0.220307%	134,480,000.00	134,480,000.00	0.00	24,689.10	0.00	0.00	24,689.10	134,480,000.00
X-D	95003VAJ7	2.634192%	25,616,000.00	25,616,000.00	0.00	56,231.22	0.00	0.00	56,231.22	25,616,000.00
X-F	95003VAL2	2.634192%	16,467,000.00	16,467,000.00	0.00	36,147.70	0.00	0.00	36,147.70	16,467,000.00
Notional SubTotal			688,869,000.00	684,762,151.97	0.00	551,364.86	0.00	0.00	551,364.86	684,560,221.69

Deal Distribution Total					201,930.28	4,142,285.61	0.00	0.00	4,344,215.89

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	95003VAA6	562.44960260	21.51398679	2.44993714	0.00000000	0.00000000	0.00000000	0.00000000	23.96392393	540.93561581
A-2	95003VAB4	1,000.00000000	0.00000000	4.54499992	0.00000000	0.00000000	0.00000000	0.00000000	4.54499992	1,000.00000000
A-3	95003VAC2	1,000.00000000	0.00000000	4.94000000	0.00000000	0.00000000	0.00000000	0.00000000	4.94000000	1,000.00000000
A-S	95003VAF5	1,000.00000000	0.00000000	5.43333338	0.00000000	0.00000000	0.00000000	0.00000000	5.43333338	1,000.00000000
B	95003VAG3	1,000.00000000	0.00000000	5.68416673	0.00000000	0.00000000	0.00000000	0.00000000	5.68416673	1,000.00000000
C	95003VAH1	1,000.00000000	0.00000000	5.67016009	0.00000000	0.00000000	0.00000000	0.00000000	5.67016009	1,000.00000000
D	95003VAN8	1,000.00000000	0.00000000	3.54166667	0.00000000	0.00000000	0.00000000	0.00000000	3.54166667	1,000.00000000
E	95003VAQ1	1,000.00000000	0.00000000	3.54166626	0.00000000	0.00000000	0.00000000	0.00000000	3.54166626	1,000.00000000
F	95003VAS7	1,000.00000000	0.00000000	3.54166636	0.00000000	0.00000000	0.00000000	0.00000000	3.54166636	1,000.00000000
G-RR	95003VAU2	1,000.00000000	0.00000000	5.73682638	0.00000000	0.00000000	0.00000000	0.00000000	5.73682638	1,000.00000000
J-RR	95003VAW8	1,000.00000000	0.00000000	4.71417869	1.02264820	11.14280458	0.00000000	0.00000000	4.71417869	1,000.00000000
R	95003VAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	95003VAD0	991.98360349	0.00000000	0.84772936	0.00000000	0.00000000	0.00000000	0.00000000	0.84772936	991.58944398
X-B	95003VAE8	1,000.00000000	0.00000000	0.18358938	0.00000000	0.00000000	0.00000000	0.00000000	0.18358938	1,000.00000000
X-D	95003VAJ7	1,000.00000000	0.00000000	2.19516006	0.00000000	0.00000000	0.00000000	0.00000000	2.19516006	1,000.00000000
X-F	95003VAL2	1,000.00000000	0.00000000	2.19516002	0.00000000	0.00000000	0.00000000	0.00000000	2.19516002	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	02/01/26 - 02/28/26	30	0.00	22,995.11	0.00	22,995.11	0.00	0.00	0.00	22,995.11	0.00
A-2	02/01/26 - 02/28/26	30	0.00	302,228.86	0.00	302,228.86	0.00	0.00	0.00	302,228.86	0.00
A-3	02/01/26 - 02/28/26	30	0.00	2,155,929.62	0.00	2,155,929.62	0.00	0.00	0.00	2,155,929.62	0.00
X-A	02/01/26 - 02/28/26	30	0.00	434,296.84	0.00	434,296.84	0.00	0.00	0.00	434,296.84	0.00
X-B	02/01/26 - 02/28/26	30	0.00	24,689.10	0.00	24,689.10	0.00	0.00	0.00	24,689.10	0.00
X-D	02/01/26 - 02/28/26	30	0.00	56,231.22	0.00	56,231.22	0.00	0.00	0.00	56,231.22	0.00
X-F	02/01/26 - 02/28/26	30	0.00	36,147.70	0.00	36,147.70	0.00	0.00	0.00	36,147.70	0.00
A-S	02/01/26 - 02/28/26	30	0.00	372,791.87	0.00	372,791.87	0.00	0.00	0.00	372,791.87	0.00
B	02/01/26 - 02/28/26	30	0.00	213,207.41	0.00	213,207.41	0.00	0.00	0.00	213,207.41	0.00
C	02/01/26 - 02/28/26	30	0.00	160,800.07	0.00	160,800.07	0.00	0.00	0.00	160,800.07	0.00
D	02/01/26 - 02/28/26	30	0.00	61,561.25	0.00	61,561.25	0.00	0.00	0.00	61,561.25	0.00
E	02/01/26 - 02/28/26	30	0.00	29,162.08	0.00	29,162.08	0.00	0.00	0.00	29,162.08	0.00
F	02/01/26 - 02/28/26	30	0.00	58,320.63	0.00	58,320.63	0.00	0.00	0.00	58,320.62	0.00
G-RR	02/01/26 - 02/28/26	30	0.00	62,978.88	0.00	62,978.88	0.00	0.00	0.00	62,978.88	0.00
J-RR	02/01/26 - 02/28/26	30	322,192.56	183,689.51	0.00	183,689.51	32,744.54	0.00	0.00	150,944.98	356,785.46
Totals			322,192.56	4,175,030.15	0.00	4,175,030.15	32,744.54	0.00	0.00	4,142,285.61	356,785.46

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,344,215.89
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,910,842.24	Master Servicing Fee	5,743.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,069.78
Interest Adjustments	19.09	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	283.02
ARD Interest	0.00	Operating Advisor Fee	956.60
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	169.81
Extension Interest	0.00
Interest Reserve Withdrawal	278,410.45
Total Interest Collected	4,189,271.78	Total Fees	14,222.54

Principal		Expenses/Reimbursements
Scheduled Principal	201,949.37	Reimbursement for Interest on Advances	98.77
Unscheduled Principal Collections		ASER Amount	17,836.63
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,828.23
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	(19.09)	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	201,930.28	Total Expenses/Reimbursements	32,763.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,142,285.61
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	201,930.28
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00
Initial Interest Deposit Amount	0.00	Total Payments to Certificateholders and Others	4,344,215.89
Total Funds Collected	4,391,202.06	Total Funds Distributed	4,391,202.06

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	727,759,511.71	727,759,511.71	Beginning Certificate Balance	727,759,510.97
(-) Scheduled Principal Collections	201,949.37	201,949.37	(-) Principal Distributions	201,930.28
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	(19.09)	(19.09)	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	727,557,581.43	727,557,581.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	727,759,530.71	727,759,530.71	Ending Certificate Balance	727,557,580.69
Ending Actual Collateral Balance	727,557,581.43	727,557,581.43

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.74)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.74)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.88%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	8,200,000.00	1.13%	40	6.9422	1.169912	1.50 or less	20	424,539,182.83	58.35%	39	6.8954	1.174678
5,000,001 to 15,000,000	17	180,466,846.12	24.80%	39	7.0901	1.367035	1.51 to 2.00	12	243,421,718.60	33.46%	40	6.8823	1.737019
15,000,001 to 30,000,000	9	213,206,243.70	29.30%	40	7.1242	1.686240	2.01 or greater	3	59,596,680.00	8.19%	40	7.1175	2.355584
30,000,001 to 50,000,000	6	262,425,031.58	36.07%	39	6.6007	1.378880	Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555
50,000,001 to 70,000,000	1	63,259,460.03	8.69%	40	6.9440	1.331700
70,000,0001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	27,000,000.00	3.71%	39	6.4867	1.111589
							Industrial	1	15,621,439.00	2.15%	39	6.4500	1.823400
California	4	82,846,687.02	11.39%	40	6.7636	1.628299
							Lodging	4	72,273,479.10	9.93%	39	7.4141	1.933556
Connecticut	2	36,450,000.00	5.01%	40	7.4156	1.831196
							Mixed Use	5	110,130,008.40	15.14%	40	6.5500	1.551570
Florida	5	21,285,899.00	2.93%	39	7.0174	1.678477
							Mobile Home Park	7	14,000,000.00	1.92%	39	7.0340	1.332500
Georgia	1	5,600,000.00	0.77%	40	6.8620	1.960900
							Multi-Family	16	321,959,460.03	44.25%	39	6.8065	1.217219
Illinois	2	5,238,327.00	0.72%	39	6.4500	1.823400
							Office	6	152,286,019.43	20.93%	40	7.1458	1.613460
Kentucky	1	11,250,000.00	1.55%	39	7.0220	1.846600
							Retail	8	36,087,164.02	4.96%	40	6.9518	1.753957
Louisiana	1	10,723,479.10	1.47%	39	8.4850	1.031800
							Self Storage	1	5,200,000.00	0.71%	39	7.6800	1.401900
Massachusetts	3	6,814,101.00	0.94%	39	7.0340	1.332500
							Totals	48	727,557,581.43	100.00%	39	6.9092	1.459555
Michigan	1	5,000,000.00	0.69%	40	7.2700	1.094400

Minnesota	1	47,850,000.00	6.58%	39	6.9200	1.221800

Mississippi	2	16,475,006.00	2.26%	39	6.4500	1.823400

New Jersey	2	50,000,000.00	6.87%	39	6.4200	0.806100

New Mexico	2	6,065,259.00	0.83%	39	7.5045	1.462030

New York	6	139,380,008.40	19.16%	40	6.7755	1.538963

North Carolina	1	13,000,000.00	1.79%	40	7.5190	1.543500

Ohio	3	43,432,080.00	5.97%	38	6.7744	1.284220

Pennsylvania	1	23,300,000.00	3.20%	39	7.2890	1.778200

Tennessee	1	25,000,000.00	3.44%	39	7.1550	1.682000

Texas	5	142,334,442.46	19.56%	40	7.0352	1.437556

Wisconsin	2	8,512,281.00	1.17%	39	6.4500	1.823400

Totals	48	727,557,581.43	100.00%	39	6.9092	1.459555

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.5000 or less	8	202,352,973.00	27.81%	39	6.3656	1.394906	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.5001 to 7.0000	8	198,356,147.05	27.26%	40	6.8418	1.314692	13 months or greater	35	727,557,581.43	100.00%	39	6.9092	1.459555
	7.0001 to 7.5000	15	288,474,982.28	39.65%	39	7.2058	1.664534	Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555
	7.5001 to 8.0000	3	27,650,000.00	3.80%	39	7.6658	0.999222
	8.0001 or greater	1	10,723,479.10	1.47%	39	8.4850	1.031800
	Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	54 or less	35	727,557,581.43	100.00%	39	6.9092	1.459555	Interest Only	27	555,132,413.03	76.30%	39	6.8925	1.410848
	55 or greater	0	0.00	0.00%	0	0.0000	0.000000	240 or less	3	57,576,707.02	7.91%	40	6.2506	1.954708
	Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555	241 or greater	5	114,848,461.38	15.79%	40	7.3204	1.446748
								Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		4	57,452,923.70	7.90%	40	7.0603	1.509681			No outstanding loans in this group
	12 months or less	30	606,845,197.70	83.41%	39	6.8913	1.468137
	13 months or greater	1	63,259,460.03	8.69%	40	6.9440	1.331700
	Totals	35	727,557,581.43	100.00%	39	6.9092	1.459555
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310967507	OF	The Woodlands	TX	Actual/360	7.075%	257,416.65	60,663.03	0.00	N/A	07/11/29	--	46,779,401.61	46,718,738.58	03/11/26
1A	301741688				Actual/360	7.075%	138,608.97	32,664.71	0.00	N/A	07/11/29	--	25,188,908.41	25,156,243.70	03/11/26
2	310967384	MF	Houston	TX	Actual/360	6.944%	341,657.31	0.00	0.00	N/A	07/11/29	--	63,259,460.03	63,259,460.03	01/11/26
3	301271897	MU	New York	NY	Actual/360	6.129%	185,412.97	58,326.72	(6.31)	N/A	07/01/29	--	38,891,666.72	38,833,340.00	03/01/26
3A	301271898				Actual/360	6.129%	48,218.51	15,153.28	(12.78)	N/A	07/01/29	--	10,111,833.28	10,096,680.00	03/01/26
4	328511012	MF	East Orange	NJ	Actual/360	6.420%	249,666.67	0.00	0.00	N/A	06/06/29	--	50,000,000.00	50,000,000.00	03/06/26
5	301741681	MF	Minneapolis	MN	Actual/360	6.920%	257,539.33	0.00	0.00	N/A	06/06/29	--	47,850,000.00	47,850,000.00	03/06/26
6	301741692	MF	Los Angeles	CA	Actual/360	6.490%	229,673.89	0.00	0.00	N/A	07/06/29	--	45,500,000.00	45,500,000.00	03/06/26
7	310966483	Various Various		Various	Actual/360	6.450%	168,173.48	0.00	0.00	N/A	06/11/29	--	33,522,953.00	33,522,953.00	03/11/26
8	328551008	OF	New York	NY	Actual/360	7.480%	100,356.67	0.00	0.00	N/A	07/06/29	--	17,250,000.00	17,250,000.00	03/06/26
8A	328551108				Actual/360	7.480%	87,266.67	0.00	0.00	N/A	07/06/29	--	15,000,000.00	15,000,000.00	03/06/26
9	301741687	MF	Solon	OH	Actual/360	6.670%	145,257.78	0.00	0.00	N/A	07/06/29	--	28,000,000.00	28,000,000.00	03/06/26
10	399570138	LO	Windsor	CT	Actual/360	7.260%	152,460.00	0.00	0.00	N/A	07/06/29	--	27,000,000.00	27,000,000.00	03/06/26
11	310968076	OF	Nashville	TN	Actual/360	7.155%	139,125.00	0.00	0.00	N/A	06/11/29	--	25,000,000.00	25,000,000.00	03/11/26
12	310967183	LO	Pittsburgh	PA	Actual/360	7.289%	132,092.88	0.00	0.00	N/A	06/11/29	--	23,300,000.00	23,300,000.00	03/11/26
13	310965792	MU	New York	NY	Actual/360	6.705%	119,945.00	0.00	0.00	N/A	06/11/29	--	23,000,000.00	23,000,000.00	03/11/26
14	307331296	MF	Northridge	CA	Actual/360	7.390%	129,325.00	0.00	0.00	N/A	06/06/29	--	22,500,000.00	22,500,000.00	03/06/26
15	399570137	MU	New York	NY	Actual/360	7.270%	124,397.78	0.00	0.00	N/A	07/06/29	--	22,000,000.00	22,000,000.00	03/06/26
16	328551016	MF	Phoenix	AZ	Actual/360	6.420%	74,900.00	0.00	0.00	N/A	06/06/29	--	15,000,000.00	15,000,000.00	03/06/26
17	410966938	OF	Miami	FL	Actual/360	7.009%	76,865.37	0.00	0.00	N/A	06/11/29	--	14,100,000.00	14,100,000.00	03/11/26
18	328551018	MH	Various	Various	Actual/360	7.034%	76,592.44	0.00	0.00	N/A	06/06/29	--	14,000,000.00	14,000,000.00	03/06/26
19	328551019	MF	Euclid	OH	Actual/360	7.060%	71,384.44	0.00	0.00	N/A	02/06/29	--	13,000,000.00	13,000,000.00	12/06/24
20	328551020	RT	Charlotte	NC	Actual/360	7.519%	76,025.44	0.00	0.00	N/A	07/06/29	--	13,000,000.00	13,000,000.00	03/06/26
21	328551021	MF	Phoenix	AZ	Actual/360	6.570%	61,320.00	0.00	0.00	N/A	06/06/29	--	12,000,000.00	12,000,000.00	03/06/26
22	328551022	LO	Florence	KY	Actual/360	7.022%	61,442.50	0.00	0.00	N/A	06/06/29	--	11,250,000.00	11,250,000.00	03/06/26
23	307331295	LO	Hammond	LA	Actual/360	8.485%	70,851.24	12,460.56	0.00	N/A	06/06/29	--	10,735,939.66	10,723,479.10	03/06/26
24	328551024	MU	New York	NY	Actual/360	6.850%	53,277.78	0.00	0.00	N/A	07/06/29	--	10,000,000.00	10,000,000.00	03/06/26
25	301741683	MF	Hartford	CT	Actual/360	7.860%	57,771.00	0.00	0.00	N/A	06/06/29	--	9,450,000.00	9,450,000.00	03/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	328551026	RT	Anaheim	CA	Actual/360	6.937%	46,774.99	22,661.98	0.00	N/A	07/06/29	--	8,669,349.00	8,646,687.02	03/06/26
27	307331293	MF	Dallas	TX	Actual/360	7.440%	41,664.00	0.00	0.00	N/A	05/06/29	--	7,200,000.00	7,200,000.00	03/06/26
28	328551028	MU	San Francisco	CA	Actual/360	6.257%	30,172.64	0.00	0.00	N/A	07/06/29	--	6,200,000.00	6,200,000.00	03/06/26
29	301741693	OF	Peachtree Corners	GA	Actual/360	6.862%	29,887.82	0.00	0.00	N/A	07/06/29	--	5,600,000.00	5,600,000.00	03/06/26
30	399570133	SS	Santa Fe	NM	Actual/360	7.680%	31,061.33	0.00	0.00	N/A	06/06/29	--	5,200,000.00	5,200,000.00	03/06/26
31	328551031	MF	Plymouth	MI	Actual/360	7.270%	28,272.22	0.00	0.00	N/A	07/06/29	--	5,000,000.00	5,000,000.00	03/06/26
32	328551032	MF	Brooklyn	NY	Actual/360	6.430%	16,003.56	0.00	0.00	N/A	06/06/29	--	3,200,000.00	3,200,000.00	03/06/26
Totals							3,910,861.33	201,930.28	(19.09)				727,759,511.71	727,557,581.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,886,973.98	13,090,113.72	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	6,299,476.76	0.00	--	--	12/11/25	0.00	0.00	339,690.22	717,446.68	0.00	0.00
3	53,224,944.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	11,950,035.10	1,596,693.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,151,873.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,683,104.57	2,751,591.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,656,187.55	3,110,535.43	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,318,493.05	3,072,963.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,826,500.96	1,943,406.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,504,955.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	14,283,410.02	12,443,102.77	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,425,637.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,900,154.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,519,136.30	4,415,376.40	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,138,441.57	1,554,107.48	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,154,060.87	818,107.10	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,900,423.16	1,493,812.85	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,304,555.17	1,011,207.80	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	4,070,383.00	01/01/25	03/31/25	08/11/25	3,250,000.00	154,796.49	53,358.43	1,004,584.55	644,629.22	0.00
20	0.00	1,216,029.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	923,358.60	696,941.30	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,658,408.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,392,788.84	1,193,359.81	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	802,073.45	634,355.42	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	317,492.74	26,859.76	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,646,832.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	734,682.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	884,038.56	597,657.50	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	572,723.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	400,676.01	316,699.66	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	279,658.67	208,070.93	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	147,741,097.30	56,261,375.93				3,250,000.00	154,796.49	393,048.65	1,722,031.23	644,629.22	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	1	63,259,460.03	0	0.00	1	13,000,000.00	2	76,259,460.03	0	0.00	0	0.00	0	0.00	0	0.00	6.909215%	6.857887%	39
02/18/26	0	0.00	0	0.00	1	13,000,000.00	2	76,259,460.03	0	0.00	0	0.00	0	0.00	0	0.00	6.909186%	6.857863%	40
01/16/26	0	0.00	0	0.00	1	13,000,000.00	2	76,259,460.03	0	0.00	0	0.00	0	0.00	0	0.00	6.909130%	6.857811%	41
12/17/25	0	0.00	0	0.00	1	13,000,000.00	2	76,259,460.03	0	0.00	0	0.00	0	0.00	0	0.00	6.909074%	6.857759%	42
11/18/25	0	0.00	0	0.00	1	13,000,000.00	2	76,259,460.03	0	0.00	0	0.00	1	1,240,539.97	0	0.00	6.909026%	6.857716%	43
10/20/25	0	0.00	0	0.00	2	77,500,000.00	1	64,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.909029%	6.857317%	44
09/17/25	0	0.00	0	0.00	2	77,500,000.00	1	64,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.908981%	6.857274%	45
08/15/25	0	0.00	0	0.00	2	77,500,000.00	1	64,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	6.908924%	6.857221%	46
07/17/25	0	0.00	1	64,500,000.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.908868%	6.857168%	47
06/17/25	1	64,500,000.00	0	0.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.908819%	6.879207%	48
05/16/25	1	64,500,000.00	0	0.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.908762%	6.879150%	49
04/17/25	1	64,500,000.00	0	0.00	1	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.908714%	6.879101%	50
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	310967384	01/11/26	1	1	339,690.22	717,446.68	108,963.50	63,259,460.03	07/11/25	3	11/03/25	07/11/25
19	328551019	12/06/24	14	6	53,358.43	1,004,584.55	1,554,521.93	13,000,000.00	02/19/25	3	05/22/25	03/28/25
Totals					393,048.65	1,722,031.23	1,663,485.43	76,259,460.03
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		13,000,000	0	0		13,000,000
37 - 48 Months		714,557,581	651,298,121	0		63,259,460
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	727,557,581	651,298,121	63,259,460	0	13,000,000	0
Feb-26	727,759,512	714,759,512	0	0	13,000,000	0
Jan-26	727,905,980	714,905,980	0	0	13,000,000	0
Dec-25	728,052,002	715,052,002	0	0	13,000,000	0
Nov-25	728,215,858	715,215,858	0	0	13,000,000	0
Oct-25	729,601,424	652,101,424	0	0	77,500,000	0
Sep-25	729,764,322	652,264,322	0	0	77,500,000	0
Aug-25	729,908,363	652,408,363	0	0	77,500,000	0
Jul-25	730,051,974	652,551,974	0	64,500,000	13,000,000	0
Jun-25	730,213,511	652,713,511	64,500,000	0	13,000,000	0
May-25	730,356,154	652,856,154	64,500,000	0	13,000,000	0
Apr-25	730,516,760	653,016,760	64,500,000	0	13,000,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310967384	63,259,460.03	63,259,460.03	95,900,000.00	08/05/25	6,063,976.76	1.33170	12/31/24	07/11/29	I/O
19	328551019	13,000,000.00	13,000,000.00	77,000,000.00	12/12/23	4,070,383.00	1.07290	03/31/25	02/06/29	I/O
Totals		76,259,460.03	76,259,460.03	172,900,000.00		10,134,359.76

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310967384	MF	TX	07/11/25	3

The loan was transferred due to payment default and borrower's failure to pay the insurance premiums resulting in cancellation of the policy. The Special Servicer defaulted and accelerated the loan and subsequently posted the properties for an

8/5 fo reclosure sale. In November 2025, Borrower filed bankruptcy to prevent Lender from completing the foreclosure sale. Recently, Borrower filed a motion to market the assets for sale, subject to Lender's approval. In February 2026, at

SS's direction , counsel filed a motion for appointment of chapter 11 trustee as Borrower: (i) violated the cash collateral order provisions, (ii) failed to follow through with their liquidation plan and (iii) provided the court with inaccurate /

incomplete financial reporting package and (iv) failed to maintain the property in a safe manner for the tenants. Additionally, a lawsuit has been initiated against the guarantor.

19	328551019	MF	OH	02/19/25	3
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,300.45	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3	(6.31)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
3A	(12.78)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	98.77	0.00	0.00	0.00
19	0.00	0.00	2,527.78	0.00	0.00	17,836.63	0.00	0.00	0.00	0.00	0.00	0.00
Total	(19.09)	0.00	14,828.23	0.00	0.00	17,836.63	0.00	0.00	98.77	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		32,744.54

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 27

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27